Note 12 - Income Taxes	12 Months Ended
Oct. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(12)	Income Taxes

Income tax expense (benefit) for the years ended
October 31,
2016,
2015
and
2014
consists of:

Fiscal year ended October 31, 2016	Current	Deferred	Total
U.S. Federal	$35,118	$—	$35,118
State	(29,219)	—	(29,219)
Totals	$5,899	$—	$5,899

Fiscal year ended October 31, 2015	Current	Deferred	Total
U.S. Federal	$(624,825)	$2,098,615	$1,473,790
State	(120,917)	129,509	8,592
Totals	$(745,742)	$2,228,124	$1,482,382

Fiscal year ended October 31, 2014	Current	Deferred	Total
U.S. Federal	$666,517	$(370,553)	$295,964
State	24,680	(52,971)	(28,291)
Totals	$691,197	$(423,524)	$267,673

Reported income tax expense for the years ended
October 31,
2016,
2015
and
2014
differs from the “expected” tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of
34%
to income before income taxes as follows:

	Years ended October 31,
	2016	2015	2014
“Expected” tax expense (benefit)	$(610,332)	$(957,121)	$302,797
Increase (reduction) in income tax expense (benefit) resulting from:
Benefits from domestic manufacturing deduction	—	—	(61,024)
State income taxes, net of federal benefit	(79,386)	(78,880)	(23,031)
Loss of permanent deductions due to NOL carryback	—	35,636	—
Other differences, net	50,627	67,491	48,931
Change in valulation allowance	644,990	2,415,256	—
Reported income tax expense	$5,899	$1,482,382	$267,673

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities as of
October 31,
2016
and
2015
are presented below:

	October 31,
	2016	2015
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$87,472	$53,316
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	999,468	1,118,735
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	67,758	65,213
Share-based compensation expense	134,653	131,487
Investment in Centric Solutions	6,984	114,118
Net operating loss carryforwards	1,958,734	1,437,611
Other	110,773	57,413
Total gross deferred tax assets	3,365,842	2,977,893
Valuation allowance	(3,060,246)	(2,415,256)
Net deferred tax assets	305,596	562,637
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(301,590)	(558,222)
Other receivables, due to accrual for financial reporting purposes	(4,006)	(4,415)
Total gross deferred tax liabilities	(305,596)	(562,637)
Net deferred tax asset	$—	$—

As a result of the acquisition of AOS, the Company recorded certain deferred tax assets totaling
$1,517,605
(after purchase accounting adjustments), related to gross net operating loss (“NOL”) carryforwards of
$4,455,525,
estimated to be available after considering Internal Revenue Code Section
382
limitations. As of
October 31, 2016,
$1,680,000
of these gross NOL carryforwards remain unused and
may
be used to reduce future taxable income. These remaining gross NOL carryforwards begin to expire in fiscal year ending
October 31, 2028.

Additionally, we have federal and state gross NOL carryforwards of
$3,879,154
and
$1,463,694,
respectively; all of which originated during fiscal years
2016
and
2015,
and will not begin to expire until fiscal year
2030.
Included in these carryforwards is
$27,432
of net excess tax benefits from share based compensation for which shareholders’ equity will be increased when such benefits are realized.

For the years ended
October 31, 2016
and
2015,
the Company considered all positive and negative evidence available to assess whether it is “more likely than not” that some portion or all of the deferred tax assets will not be realized. For each year, the Company concluded that in accordance with the provisions of Accounting Standards Codification
740,
Income Taxes
, the negative evidence outweighed the objectively verifiable positive evidence. As a result, the Company established a valuation allowance of
$3,060,246
and
$2,415,256,
respectively, against net deferred tax assets existing as of
October 31, 2016
and
2015.

The Company estimates a liability for uncertain tax positions taken or expected to be taken in a tax return. The liability for uncertain tax positions is included in other noncurrent liabilities on the accompanying consolidated balance sheets.

A reconciliation of the unrecognized tax benefits for fiscal years
2016
and
2015
follows:

	October 31,
	2016	2015
Unrecognized tax benefits balance at beginning of year	$79,322	$168,756
Gross decreases for tax positions of prior years	(1,000)	(88,050)
Settlements with taxing authorities	—	(1,384)
Unrecognized tax benefits balance at end of year	$78,322	$79,322

During fiscal year
2016,
the Company accrued interest of
$6,284
and reduced accrued penalties by
$250
related to unrecognized tax benefits. During fiscal year
2015,
the Company reduced accrued interest and penalties by
$35,873
and
$19,283,
respectively, related to unrecognized tax benefits. As of
October 31, 2016
and
2015,
the Company had approximately
$44,587
and
$38,553,
respectively, of accrued interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that would affect the Company’s effective tax rate if recognized is
$43,191
and
$45,987
as of
October 31, 2016
and
2015,
respectively. The Company does not expect its unrecognized tax benefits to change significantly in the next
12
months.

The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The statute of limitations remains open for U.S. and certain state income tax examinations for years ended
October 31, 2013
through
October 31, 2015.